Borrowings - Summary of Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 4,051	€ 9,661
Current	1,150	824
Non-current	2,901	8,837
Fair value of borrowings	4,114	10,171
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,245	1,292
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 2,806	€ 8,369